Basis of presentation for the consolidated financial statements - Subsidiaries (Details)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
SQM Nitratos S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Nitratos S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.9999%
SQM Nitratos S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.0001%
SQM Potasio S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Potasio S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.9999%
SQM Potasio S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.0001%
Serv. Integrales De Tránsito Y Transf. S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Serv. Integrales De Tránsito Y Transf. S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.0003%
Serv. Integrales De Tránsito Y Transf. S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.9997%
Isapre Norte Grande Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Isapre Norte Grande Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		1.00%
Isapre Norte Grande Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.00%
Ajay SQM Chile S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		51.00%
Ajay SQM Chile S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		51.00%
Ajay SQM Chile S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Almacenes y Depósitos Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Almacenes y Depósitos Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		1.00%
Almacenes y Depósitos Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.00%
SQM Salar S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Salar S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		18.18%
SQM Salar S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		81.82%
SQM Industrial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Industrial S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.047%
SQM Industrial S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.953%
Exploraciones Mineras S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Exploraciones Mineras S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.2691%
Exploraciones Mineras S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.7309%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Soquimich Comercial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		60.6383%
Soquimich Comercial S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Soquimich Comercial S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		60.6383%
Comercial Agrorama Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		60.6383%
Comercial Agrorama Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Comercial Agrorama Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		60.6383%
Comercial Hydro S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Comercial Hydro S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Comercial Hydro S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Agrorama S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		60.6383%
Agrorama S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Agrorama S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		60.6383%
Orcoma Estudios SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Orcoma Estudios SPA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Orcoma Estudios SPA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Orcoma SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Orcoma SPA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Orcoma SPA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM MaG SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM MaG SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM MaG SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Sociedad Contractual Minera Búfalo
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Sociedad Contractual Minera Búfalo | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.90%
Sociedad Contractual Minera Búfalo | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.10%
SQM North América Corp.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM North América Corp. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		40.00%
SQM North América Corp. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		60.00%
RS Agro Chemical Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
RS Agro Chemical Trading Corporation A.V.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		98.3333%
RS Agro Chemical Trading Corporation A.V.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		1.6667%
Nitratos Naturais do Chile Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Nitratos Naturais do Chile Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Nitratos Naturais do Chile Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Corporation N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.0002%
SQM Corporation N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.9998%
SQM Ecuador S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Ecuador S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00401%
SQM Ecuador S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.996%
SQM Brasil Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Brasil Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.53%
SQM Brasil Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.47%
SQMC Holding Corporation.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQMC Holding Corporation. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.10%
SQMC Holding Corporation. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.90%
SQM Japan Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Japan Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.1597%
SQM Japan Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.8403%
SQM Europe NV
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Europe NV | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.58%
SQM Europe NV | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.42%
SQM International N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM International N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM International N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage	100.00%	0.00%
SQM Indonesia S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		80.00%
SQM Indonesia S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Indonesia S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		80.00%
North American Trading Company
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
North American Trading Company | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
North American Trading Company | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Virginia LLC
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Virginia LLC | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Virginia LLC | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage	100.00%	0.00%
SQM Comercial de México S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Comercial de México S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.01%
SQM Comercial de México S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.99%
SQM Investment Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Investment Corporation N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		1.00%
SQM Investment Corporation N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.00%
Royal Seed Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Royal Seed Trading Corporation A.V.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		1.67%
Royal Seed Trading Corporation A.V.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		98.33%
SQM Lithium Specialties Limited Partnership
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Lithium Specialties Limited Partnership | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Lithium Specialties Limited Partnership | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Comercial Caimán Internacional S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Comercial Caimán Internacional S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Comercial Caimán Internacional S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage	100.00%	0.00%
SQM France S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM France S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM France S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Administración y Servicios Santiago S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Administración y Servicios Santiago S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Administración y Servicios Santiago S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Nitratos México S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Nitratos México S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Nitratos México S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Soquimich European holding B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Soquimich European holding B.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Soquimich European holding B.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Iberian S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Iberian S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Iberian S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM África Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM África Pty Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM África Pty Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Oceanía Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Oceanía Pty Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Oceanía Pty Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Beijing Commercial Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Beijing Commercial Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Beijing Commercial Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Thailand Limited
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.998%
SQM Thailand Limited | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Thailand Limited | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		99.998%
SQM Colombia SAS
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Colombia SAS | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Colombia SAS | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Australia Pty
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Australia Pty | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Australia Pty | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM (Shanghai) Chemicals Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM (Shanghai) Chemicals Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM (Shanghai) Chemicals Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Korea LLC
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Korea LLC | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Korea LLC | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Holland B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
SQM Holland B.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
SQM Holland B.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Soquimich Comercial Brasil Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%
Soquimich Comercial Brasil Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		0.00%
Soquimich Comercial Brasil Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership Interest, percentage		100.00%